Tangible Assets And Assets Under Construction (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Tangible Assets And Assets Under Construction (Table)

Tanker vessels, barges and pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$521,375	$(198,508)	$322,867
Additions	1,931	(18,475)	(16,544)
Write-down	(308)	—	(308)
Balance December 31, 2020	$522,998	$(216,983)	$306,015
Additions	2,445	(20,315)	(17,870)
Impairment loss	(24,769)	5,373	(19,396)
Transfer from assets under construction	51,461	—	51,461
Balance December 31, 2021	$552,135	$(231,925)	$320,210
Additions	6,130	(20,998)	(14,868)
Impairment loss	(14,920)	12,457	(2,463)
Sale of vessel	(2,186)	—	(2,186)
Balance December 31, 2022	$541,159	$(240,466)	$300,693

Deferred dry dock and special survey costs	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$51,185	$(40,055)	$11,130
Additions	4,296	(3,959)	337
Balance December 31, 2020	$55,481	$(44,014)	$11,467
Additions	6,774	(4,122)	2,652
Balance December 31, 2021	$62,255	$(48,136)	$14,119
Additions	5,943	(4,356)	1,587
Impairment loss	(1,515)	783	(732)
Balance December 31, 2022	$66,683	$(51,709)	$14,974

Dry port terminals	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$224,772	$(34,184)	$190,588
Additions	870	(6,915)	(6,045)
Write-down	(88)	76	(12)
Balance December 31, 2020	$225,554	$(41,023)	$184,531
Additions	1,510	(7,274)	(5,764)
Disposal	(130)	169	39
Transfers from assets under construction	3,803	—	3,803
Balance December 31, 2021	$230,737	$(48,128)	$182,609
Additions	604	(7,339)	(6,735)
Balance December 31, 2022	$231,341	$(55,467)	$175,874

Oil storage plant and port facilities for liquid cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$29,190	$(12,777)	$16,413
Additions	—	(301)	(301)
Balance December 31, 2020	$29,190	$(13,078)	$16,112
Additions	10	(355)	(345)
Transfers from assets under construction	1,843	—	1,843
Balance December 31, 2021	$31,043	$(13,433)	$17,610
Additions	188	(396)	(208)
Balance December 31, 2022	$31,231	$(13,829)	$17,402

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$7,830	$(4,960)	$2,870
Additions	488	(672)	(184)
Balance December 31, 2020	$8,318	$(5,632)	$2,686
Additions	385	(491)	(106)
Balance December 31, 2021	$8,703	$(6,123)	$2,580
Additions	22	(207)	(185)
Disposals	(52)	—	(52)
Balance December 31, 2022	$8,673	$(6,330)	$2,343

Total	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2020	$834,352	$(290,484)	$543,868
Additions	7,585	(30,322)	(22,737)
Write-down	(396)	76	(320)
Balance December 31, 2020	$841,541	$(320,730)	$520,811
Additions	11,124	(32,557)	(21,433)
Disposal	(130)	169	39
Impairment loss	(24,769)	5,373	(19,396)
Transfer from assets under construction	57,107	—	57,107
Balance December 31, 2021	$884,873	$(347,745)	$537,128
Additions	12,887	(33,296)	(20,409)
Impairment loss	(16,435)	13,240	(3,195)
Sale of vessel	(2,186)	—	(2,186)
Disposals	(52)	—	(52)
Balance December 31, 2022	$879,087	$(367,801)	$511,286

Tangible Assets and Assets Under Construction - Impairment Loss (Table)
	As of and for the year ended December 31, 2021
Vessel	Initial carrying amount	Impairment loss	Net book value (fair value)
Malva H	$9,036	$(5,786)	$3,250
Sara H	$17,860	$(13,610)	$4,250